Stockholders’ Equity (Deficit) (Details Narrative)											1 Months Ended	3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 01, 2026 USD ($) shares	Jan. 01, 2026 USD ($) $ / shares shares	Dec. 19, 2025 shares	Nov. 06, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 17, 2025 USD ($) $ / shares shares	Sep. 09, 2025 USD ($)	Aug. 27, 2025 USD ($)	Aug. 07, 2025 USD ($) shares	Mar. 14, 2025	Sep. 30, 2025 USD ($) $ / shares shares	Mar. 31, 2026 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Sep. 30, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 31, 2026 $ / shares	May 06, 2026 $ / shares	Apr. 22, 2026 $ / shares	Jan. 31, 2026 $ / shares	Oct. 03, 2025 shares	Mar. 01, 2025 USD ($)	Mar. 29, 2023 USD ($)	Jan. 25, 2023 $ / shares	Jan. 24, 2023 $ / shares
Class of Stock [Line Items]
Preferred stock, shares authorized | shares													1,250,000			1,250,000
Preferred stock, par value | $ / shares													$ 0.0001			$ 0.0001
Preferred stock conversion price | $ / shares					$ 1.5528						$ 1.5528				$ 1.5528
Conversion of stock description												(i) the then-current conversion price and (ii) the greater of 80% of the five-day volume weighted average price of the Common Stock and $50 (the “Floor Price”). Regardless of any price resets, each preferred stockholder retains the right to receive the total number of shares of Common Stock that would have been issuable at the adjusted conversion price based on their original investment amount.				(i) the then-current conversion price and (ii) the greater of 80% of the five-day volume weighted average price of the Common Stock and $50 (the “Floor Price”). Regardless of any price resets, each preferred stockholder retains the right to receive the total number of shares of Common Stock that would have been issuable at the adjusted conversion price based on their original investment amount.
Share price | $ / shares																									$ 25.00	$ 40.00
Warrants issued | shares																						250,000
Aggregate consideration received					$ 24,300,000
Proceeds from convertible debt																$ 550,000
Debt instrument, face amount																							$ 10,700,000	$ 14,500,000
Beneficial ownership limitation percentage					4.99%						4.99%		4.99%		4.99%	4.99%
Beneficial ownership limitation percentage increasable					9.99%						9.99%		9.99%		9.99%	9.99%
Reverse stock split				2-for-1 and 12-for-1						1-for-20
Common stock, shares issued | shares																						37,517
Commitment for unfunded amount																$ 150,000,000
Non-cash charge																$ 80,000.00
Common stock were authorized for issuance | shares												642,229	626,749			626,749
Shares remained available for future issuances | shares												94,279	78,799			78,799
Share based compensation, granted | shares														127,153
Stock compensation expense												$ 58,908		$ 750,027		$ 1,523,489	$ 1,575,952
weighted-average stock option granted price per share | $ / shares																$ 3.00
Stock Redeemed or Called During Period, Shares | shares												23	43
Accrued in redemption of amount												$ 220,000	$ 180,000			$ 180,000
Financing costs												$ 30,000.00
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Contractual term												10 years				10 years
Proceeds from stock option plan									$ 4,000,000
Stock compensation expense												$ 60,000.00		700,000		$ 1,500,000	1,600,000
Unrecognized share based compensation expense												$ 200,000	300,000			$ 300,000
Cost not yet recognized period												1 year 6 months				1 year 7 months 6 days
Performance Based Stock Option [Member]
Class of Stock [Line Items]
Share based compensation, granted | shares									183,501
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Stock compensation expense												$ 0		$ 20,000.00		$ 40,000.00	$ 60,000.00
Net share settlement | shares																4,292	5,392
Decrease in share holder's equity																$ 0.00	$ 100,000
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount													$ 0.0			$ 0.0
Minimum [Member]
Class of Stock [Line Items]
Share price | $ / shares												$ 1.00								$ 1.00
Class A common stock, shares authorized | shares				130,000,000
Maximum [Member]
Class of Stock [Line Items]
Class A common stock, shares authorized | shares				1,000,000,000
Unsecured Convertible Promissory Notes [Member]
Class of Stock [Line Items]
Proceeds from convertible debt					$ 600,000		$ 600,000	$ 600,000							$ 600,000
Debt instrument, face amount					$ 10,700,000		$ 700,000	$ 700,000			$ 10,700,000				$ 10,700,000
Debt extinguished											$ 7,300,000
Conversion price | $ / shares					$ 800						$ 800				$ 800
Accredited Investors [Member]
Class of Stock [Line Items]
Aggregate consideration received				$ 5,900,000
Management and Board [Member]
Class of Stock [Line Items]
Aggregate consideration received				$ 200,000
Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares					$ 211						$ 211				$ 211
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Offering Costs, Partnership Interests					$ 400,000						$ 400,000				$ 400,000
Securities Purchase Agreement [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants issued | shares					1,999,544						1,999,544				1,999,544
ELOC Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 1,200	$ 1,200					$ 1,200				$ 1,200
Beneficial ownership limitation percentage						4.99%
Derivative, Exchange Rate Cap				0.1999
Commitment fee amount					$ 800,000	$ 800,000
Commitment fee description						the Company to issue additional commitment shares equal to 0.75% (75 basis points) per $100 million of incremental commitment, payable in shares of Common Stock valued at the average closing price for the five trading days preceding the date of issuance.
ELOC issuances costs					$ 200,000
Sale of Stock, Price Per Share | $ / shares					$ 0.675						$ 0.675				$ 0.675
Discount price percentage					10.00%						10.00%				10.00%
ELOC Agreement [Member] | Investor [Member]
Class of Stock [Line Items]
Commitment fee amount						$ 500,000,000.0
Common Stock [Member]
Class of Stock [Line Items]
Preferred stock conversion price | $ / shares												$ 200	$ 200			$ 200
Share issued value												$ 200,000
Maximum annual increase of shares | shares												50,000	50,000			50,000
Common Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share issued value		$ 150,000,000.0
Stock Issued During Period, Shares, New Issues | shares		223,962
Sale of Stock, Price Per Share | $ / shares		$ 0.77
Common Stock [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Sale of Stock, Price Per Share | $ / shares												$ 0.77
Number of shares issued | shares												223,962				1,326,603
Net proceeds												$ 200,000				$ 1,800,000
Redeem percentage												25.00%
Warrant [Member]
Class of Stock [Line Items]
Aggregate consideration received				$ 200,000	$ 5,900,000
Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares												1,250,000	1,250,000			1,250,000	1,250,000
Preferred stock, par value | $ / shares												$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Convertible preferred stock, shares issued | shares												111	111			111	111
Convertible preferred stock, shares outstanding | shares												111	111			111	111
Series B Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares												35,000	35,000			35,000	35,000
Preferred stock, par value | $ / shares												$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Convertible preferred stock, shares issued | shares												30,808	30,808			30,808	0
Convertible preferred stock, shares outstanding | shares												30,808	30,808			30,808	0
Preferred stock conversion price | $ / shares												$ 589	$ 589			$ 589
Shares issued, price per share | $ / shares					$ 589						$ 589	0.73			$ 589
Sale of Stock, Price Per Share | $ / shares												$ 800
Proceeds from Series B Convertible Preferred Stock					$ 6,700,000
Share based compensation threshold vesting					$ 4,000,000.0
Stock compensation expense																$ 300,000
Stock Redeemed or Called During Period, Shares | shares													244			244
Stock Redeemed or Called During Period, Value													$ 500,000			$ 500,000
Preferred Stock, Convertible, Shares Issuable | shares												30,808
Accrued in redemption of amount												$ 100,000	$ 300,000			$ 300,000
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares	648,771
Series B Convertible Preferred Stock [Member] | Minimum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock conversion price | $ / shares																		$ 0.65	$ 0.65
Series B Convertible Preferred Stock [Member] | Maximum [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Preferred stock conversion price | $ / shares																		$ 1.5528	$ 1.5528
Share issued value	$ 150,000,000.0
Series B Convertible Preferred Stock [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized | shares					35,000						35,000				35,000
Convertible preferred stock, shares issued | shares					31,052						31,052				31,052
Share price | $ / shares					$ 800						$ 800				$ 800
Preferred stock, stated value					$ 1,000
Stock Issued During Period, Shares, New Issues | shares											1,063
Series B Convertible Preferred Stock [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Share price | $ / shares					$ 800						$ 800				800
Preferred stock, stated value					$ 1,000
Series B Convertible Preferred Stock [Member] | Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price | $ / shares					$ 7.7644						7.7644				7.7644
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Aggregate consideration received					$ 6,100,000
Series B Convertible Preferred Stock and Series B Warrants [Member]
Class of Stock [Line Items]
Shares issued, price per share | $ / shares					$ 800						$ 800				$ 800
Series B Convertible Preferred Stock and Series B Warrants [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues | shares					1,000	1,000
Series B Warrant [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Share price | $ / shares																					$ 1.5528
Common Class A [Member]
Class of Stock [Line Items]
Class A common stock, shares authorized | shares												1,000,000,000	1,000,000,000			1,000,000,000	130,000,000
Class A common stock, par value | $ / shares												$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common stock, shares issued | shares												4,505,485	4,281,523			4,281,523	2,783,666
Common stock, shares outstanding | shares												4,505,485	4,281,523			4,281,523	2,783,666
Number of shares issued | shares			125,000
Common Class A [Member] | Series B Warrants [Member]
Class of Stock [Line Items]
Warrants issued | shares					1,999,544						1,999,544	9,920,144	1,999,544		1,999,544	1,999,544
Common Class A [Member] | Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Warrants issued | shares					68,453						68,453				68,453
Common Class A [Member] | ELOC Agreement [Member]
Class of Stock [Line Items]
Share issued value						$ 150,000,000.0
Stock Issued During Period, Shares, New Issues | shares						64,369					64,369
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Net share settlement | shares																1,448	3,781